FINANCIAL INSTRUMENTS AND RISKS DISCLOSURE	12 Months Ended
Jan. 31, 2025
Notes
FINANCIAL INSTRUMENTS AND RISKS DISCLOSURE

5.FINANCIAL INSTRUMENTS AND RISKS

Financial instruments measured at fair value are classified into one of three levels in the fair value hierarchy according to the relative reliability of the inputs used to estimate the fair values. The three levels at the fair value hierarchy are:

Level 1 - quoted prices in active markets for identical assets and liabilities.

Level 2 - observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 - unobservable inputs in which there is little or no market data available, which require the reporting entity to develop its own assumptions.

The Company has classified its cash as measured at fair value in the statement of financial position, using level 1 inputs.

Categories of financial instruments

As at:	January 31, 2025	January 31, 2024
Financial assets:
FVTPL
Cash	$264,778	$25,699
Financial liabilities:
Amortized cost
Accounts payable	$205,071	$173,954
Accrued liabilities	$95,343	$51,893
Due to related parties	$631,158	$600,223
Notes payable	$2,039,862	$2,561,691

Assets and liabilities measured at fair value on a recurring basis:

As at January 31, 2025	Level 1	Level 2	Level 3	Total
Cash	$ 264,778	$ -	$ -	$ 264,778

As at January 31, 2024	Level 1	Level 2	Level 3	Total
Cash	$ 25,699	$ -	$ -	$ 25,699

Accounts payable, accrued liabilities, and due to related parties approximate their fair value due to the short-term nature of these instruments.

Loans payable are measured at amortized cost. Upon recognition, the fair values of the loans are estimated by discounting cash flows using interest rates of debt instruments with similar terms, maturities, and risk profiles.

Risk management

The Company has exposure to the following risks from its use of financial instruments: credit risk, market risk and liquidity risk. Management, the Board of Directors, and the Audit Committee monitor risk management activities and review the adequacy of such activities.

Credit risk:

Credit risk is the risk of potential loss to the Company if a customer or counter party to a financial instrument fails to meet its contractual obligations. The Company’s credit risk is limited to the carrying amount on the statement of financial position and arises from the Company’s cash, which is held with a high-credit quality financial institutions in Canada and in Chile. As such, the Company’s credit risk exposure is minimal.

Market risk:

Market risk is the risk of loss that may arise from changes in market factors such as interest rates, foreign exchange rates, and equity prices.

i.Interest rate risk:

Interest rate risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company has minimal interest rate risk as it has no interest accumulating financial assets that may become susceptible to interest rate fluctuations.

ii.Currency risk:

Foreign currency risk is the risk that the fair values of future cash flows of a financial instrument will fluctuate because they are denominated in currencies that differ from the respective functional currency. The Company has offices in Canada and Chile, and holds cash in Canadian, United States, and Chilean Peso currencies. A significant change in the currency exchange rates between the Canadian dollar relative to US dollar and Chilean Peso could have an effect on the Company’s results of operations, financial position, and/or cash flows. At January 31, 2025, the Company had no hedging agreements in place with respect to foreign exchange rates. As the majority of the transactions of the Company are denominated in CAD and Chilean Peso currencies, movements in the foreign exchange rates are not expected to have a material impact on the consolidated statements of comprehensive loss.

iii.Equity price risk:

Equity price risk is the risk that the fair value of equity/securities decreases as a result of changes in the levels of equity indices and the value of individual stocks. The Company is not exposed to equity price risk as it does not have any investments in marketable securities.

Liquidity risk:

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company has a planning and budgeting process in place to help determine the funds required to support the Company’s normal operating requirements on an ongoing basis. The Company ensures that there are sufficient funds to meet its short-term business requirements, considering its anticipated cash flows. Historically, the Company’s sources of funding have been through equity financings and loans from the Company’s management and its major shareholder. The Company’s access to financing is uncertain, and there can be no assurance of continued access to significant debt or equity funding.

The following table details the remaining contractual maturities of the Company’s financial liabilities as of January 31, 2025:

	Within 1 year	1-5 years	5+ years	Total
Accounts payable	$205,071	$-	$-	$205,071
Accrued liabilities	95,343	-	-	95,343
Amounts due to related parties	631,158	-	-	631,158
Loans payable	509,950	1,529,912	-	2,039,862
Withholding taxes payable	-	-	140,564	140,564
	$1,441,522	$1,529,912	$140,564	$3,111,998